SECURITIES - Continuous Unrealized Loss Position (Details) $ in Thousands	Mar. 31, 2022 USD ($) security	Dec. 31, 2021 USD ($) security	Dec. 31, 2020 USD ($)
Gross Unrealized Losses
Less Than Twelve Months	$ (5,495)	$ (357)	$ (130)
Over Twelve Months	(335)	(79)	0
Total Unrealized Losses	(5,830)	(436)	(130)
Fair Value
Less Than Twelve Months	108,272	35,626	16,128
Over Twelve Months	6,440	5,527	0
Gross Unrealized Losses
Less Than Twelve Months	(1,377)	(126)	0
Over Twelve Months	(63)	0	0
Total Unrealized Losses	(1,440)	(126)	0
Fair Value
Less Than Twelve Months	17,786	6,450	0
Over Twelve Months	441	0	0
Gross Unrealized Losses
Less Than Twelve Months	(6,872)	(483)	(130)
Over Twelve Months	(398)	(79)	0
Total Unrealized Losses	(7,270)	(562)	(130)
Fair Value
Less Than Twelve Months	126,058	42,076	16,128
Over Twelve Months	$ 6,881	$ 5,527	0
Number of securities in loss position | security	172	55
U.S. Treasury securities
Gross Unrealized Losses
Less Than Twelve Months	$ (556)	$ (20)	0
Over Twelve Months	0	0	0
Total Unrealized Losses	(556)	(20)	0
Fair Value
Less Than Twelve Months	9,241	5,347	0
Over Twelve Months	0	0	0
Gross Unrealized Losses
Less Than Twelve Months		0	0
Over Twelve Months		0	0
Total Unrealized Losses		0	0
Fair Value
Less Than Twelve Months		0	0
Over Twelve Months		0	0
U.S. Government Sponsored Enterprises (GSEs)
Gross Unrealized Losses
Less Than Twelve Months	(215)	(57)	(34)
Over Twelve Months	(199)	(46)	0
Total Unrealized Losses	(414)	(103)	(34)
Fair Value
Less Than Twelve Months	5,596	1,946	2,051
Over Twelve Months	2,443	1,899	0
Gross Unrealized Losses
Less Than Twelve Months		0	0
Over Twelve Months		0	0
Total Unrealized Losses		0	0
Fair Value
Less Than Twelve Months		0	0
Over Twelve Months		0	0
State and municipal securities
Gross Unrealized Losses
Less Than Twelve Months	(2,924)	(66)	(58)
Over Twelve Months	0	0	0
Total Unrealized Losses	(2,924)	(66)	(58)
Fair Value
Less Than Twelve Months	39,112	6,270	4,979
Over Twelve Months	0	0	0
Gross Unrealized Losses
Less Than Twelve Months	(1,377)	(126)	0
Over Twelve Months	(63)	0	0
Total Unrealized Losses	(1,440)	(126)	0
Fair Value
Less Than Twelve Months	17,786	6,450	0
Over Twelve Months	441	0	0
Corporate debt securities
Gross Unrealized Losses
Less Than Twelve Months	(177)	(35)	(5)
Over Twelve Months	(39)	0	0
Total Unrealized Losses	(216)	(35)	(5)
Fair Value
Less Than Twelve Months	5,351	2,995	1,495
Over Twelve Months	711	0	0
Gross Unrealized Losses
Less Than Twelve Months		0	0
Over Twelve Months		0	0
Total Unrealized Losses		0	0
Fair Value
Less Than Twelve Months		0	0
Over Twelve Months		0	0
Asset based securities
Gross Unrealized Losses
Less Than Twelve Months	(101)	(21)	0
Over Twelve Months	(4)	(3)	0
Total Unrealized Losses	(105)	(24)	0
Fair Value
Less Than Twelve Months	7,473	2,842	960
Over Twelve Months	844	879	0
Gross Unrealized Losses
Less Than Twelve Months		0	0
Over Twelve Months		0	0
Total Unrealized Losses		0	0
Fair Value
Less Than Twelve Months		0	0
Over Twelve Months		0	0
Mortgage-backed GSE residential/multifamily and non-GSE
Gross Unrealized Losses
Less Than Twelve Months	(1,522)	(158)	(33)
Over Twelve Months	(93)	(30)	0
Total Unrealized Losses	(1,615)	(188)	(33)
Fair Value
Less Than Twelve Months	41,499	16,226	6,643
Over Twelve Months	$ 2,442	2,749	0
Gross Unrealized Losses
Less Than Twelve Months		0	0
Over Twelve Months		0	0
Total Unrealized Losses		0	0
Fair Value
Less Than Twelve Months		0	0
Over Twelve Months		$ 0	$ 0